Current Assets - Receivables	12 Months Ended
Jun. 30, 2022
Current Assets Receivables [Abstract]
Current Assets - Receivables

Note 16. Current Assets - Receivables

	June 30, 2022	June 30, 2021

	US$	US$
Interest receivable	56,952	37,905
GST receivable[1]	157,060	136,239
Other receivable[1]	43,656	391,142
Total current receivables	257,668	565,286

1 The GST and other receivables are non‑interest bearing. There were no receivables with a material expected credit loss recorded during the financial year (2021: nil).